Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary Computation of Consideration Transferred
The summary computation of consideration transferred is presented as follows (in thousands):

Consideration Transferred
Cash for outstanding Second Spectrum capital stock (1)	$112,606
Fair value of Genius Sports Limited common stock issued for outstanding Second Spectrum capital stock (2)	83,291
Cash for vested outstanding Second Spectrum equity awards (3)	3,490

Total consideration transferred	$199,387

Summarizes the Fair Value of Assets Acquired and Liabilities
The following table summarizes the fair value of assets acquired and liabilities assumed on the acquisition date of June 15, 2021, with the excess recorded as goodwill (in thousands):

Fair value of net assets acquired	As of June 15, 2021
Cash and cash equivalents	$43,865
Accounts receivables, net	1,126
Prepaid expenses	252
Other current assets	1
Property and equipment, net	5,187
Intangible assets, net	83,800
Other assets	167
Goodwill	102,482

Total assets acquired	$236,880

Accounts payable	273
Accrued expenses	13,961
Deferred revenue	6,670
Other current liabilities	454
Deferred tax liability	16,135

Total liabilities assumed	$37,493

Total consideration transferred	$199,387

Summary Components of Identifiable Intangible Assets
The following table sets forth the components of identifiable intangible assets acquired and their weighted average useful lives by major class of intangible assets as of the acquisition date of June 15, 2021 (in thousands):

	Useful Lives	As of June 15, 2021
	(years)	(in thousands)
Technology	3	$50,000
Marketing products (1)	3 – 15	33,800

Total intangible assets acquired subject to amortization		$83,800

Summary OF Pro Forma Information
The following unaudited pro forma financial information presents combined results of operations for the periods presented as if the acquisition of Second Spectrum had occurred on January 1, 2020 (in thousands):

	Three Months Ended June 30,
	2021	2020
Pro forma revenue	$60,595	$33,241
Pro forma net loss	(459,753)	(15,606)

	Six Months Ended June 30,
	2021	2020
Pro forma revenue	$119,133	$73,270
Pro forma net loss	(467,210)	(49,842)

MAVEN TOPCO LIMITED [Member]
Summary Computation of Consideration Transferred
The summary computation of consideration transferred is presented as follows (in thousands):

Consideration Transferred
Cash for outstanding Genius Sports equity shares	$264,471
Cash paid to retire Genius Sports’ debt	33,343
Transaction costs paid on behalf of Genius Sports	5,422

Total consideration transferred	$303,236

Summarizes the Fair Value of Assets Acquired and Liabilities
The following table summarizes the fair value of assets acquired and liabilities assumed on the closing date, with the excess recorded as goodwill (in thousands):

Fair Value of Assets Acquired	As of September 7, 2018
Cash and cash equivalents	$3,407
Accounts receivables, net	12,610
Contract assets	2,925
Prepaid expenses	1,917
Other current assets	427
Property and equipment, net	3,034
Intangible assets, net	129,772
Goodwill	185,030
Deferred tax asset	116
Other assets	1,480

Total assets acquired	$340,718
Accounts payable	5,643
Accrued expenses	9,672
Deferred revenue	7,669
Other current liabilities	1,625
Long-term debt	202
Deferred tax liability	12,671

Total liabilities assumed	$37,482

Consideration transferred	$303,236

Summary Components of Identifiable Intangible Assets
The following table sets forth the components of identifiable intangible assets acquired and their weighted average useful lives by major class of intangible assets as of the date of the acquisition (in thousands):

	Useful Lives	As of September 7, 2018
Data rights	10 years	$67,959
Technology	3 years	38,958
Marketing products	3 – 15 years	22,855

Total intangible assets subject to amortization		$129,772